Annual Total Returns [BarChart] - BARON ASSET FUND	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2020
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Bar Chart Table:
Annual Return 2011	(2.94%)
Annual Return 2012	15.31%
Annual Return 2013	38.88%
Annual Return 2014	9.48%
Annual Return 2015	(0.08%)
Annual Return 2016	6.23%
Annual Return 2017	26.13%
Annual Return 2018	(0.14%)
Annual Return 2019	37.62%
Annual Return 2020	32.98%